Concentration of major customers and suppliers (Details Narrative)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	81.00%		71.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			27.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	65.00%	56.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	25.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Three Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	17.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	39.00%		78.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%